Commitments and Contingencies (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 10 - Commitments and Contingencies

Lease Commitments

The majority of the Company's leases are operating leases for its office space and print facilities.

In August 2017, the Company entered into a lease agreement for its Company headquarters consisting of 88,759 square feet of office space in Lawrenceville, New Jersey. The term of this lease is 15 years, 6 months subject to early termination if (1) there is not sufficient space for expansion beyond the initial space, starting 6 years, 6 months after lease commencement, which will require an early termination payment that declines from $7.5 million at such date by $0.7 million per year after such date, or (2) upon advance notice by the Company, at 12 years, 6 months after lease commencement, which will require an early termination payment of $3.6 million. The lease contains an option to lease up to 61,000 additional square feet, starting 6 years, 6 months after lease commencement, and also contains two extension periods of 5 years each. The lease commenced in June 2018 and the Company recognizes rent expense on a straight-line basis over the initial term of the lease, including the free rent period.

The Company has capitalized approximately $5.7 million of costs related to leasehold improvements, furniture and fixtures, and computer equipment associated with this office space. Additionally, in 2018 the landlord paid for approximately $5.8 million of costs and related improvements to modify the existing space to meet the Company's requirements. This lease incentive was recorded as an asset and other long term liability as of the date the lease commenced. The asset is being amortized over term of the lease, and the long term liability is being recorded as a reduction to rent expense over the same period of time.

The Company also leases equipment under capital lease agreements. The capital leases have stated or implied interest rates between 5% and 11% and maturity dates into 2024. The equipment financed under the capital leases serves as collateral, and certain leases contain casualty loss values if the equipment is not returned in working order at the end of the lease term.

Future minimum lease payments under non-cancelable operating and capital leases as of September 30, 2021 are as follows (in thousands):

	Operating Leases	Capital Leases
2021 (remainder)	$1,188	$37
2022	4,644	52
2023	4,343	13
2024	4,197	1
2025	4,159	—
Thereafter	28,136	—
Total minimum lease payments	$46,667	$103
Less: Amounts representing interest		(3)
Present value of lease payments		100
Less: Current portion		(82)
Long-term portion of minimum lease payments		$18

Rent expense for both the nine months ended September 30, 2021 and 2020 was $3.9 million.

Purchase Commitments

The Company enters into purchase commitments with certain vendors to secure pricing for paper, envelopes, and similar products necessary for its print operations. As of September 30, 2021, the Company had approximately $0.4 million remaining under such purchase orders.

Legal Contingencies, Claims, and Assessments

During the normal course of business, the Company is occasionally involved with various claims and litigation. Reserves are established for such matters when a loss is probable and the amount of such loss can be reasonably estimated, including for indemnifications with customers or other parties as a result of contractual agreements. Currently, the Company is not party to any such matters that, in the opinion of management, would individually or taken together have a material adverse effect on its business, operating results, financial condition, or cash flows. Accordingly, no material reserves have been recorded.

11.	Commitments and Contingencies

Lease Commitments

The Company rents its facilities and some equipment under operating and capital lease agreements. The capital leases have stated or implied interest rates between 5.0% and 10.6% and maturity dates through April 2026. The equipment financed under the capital leases serves as collateral, and certain leases contain casualty loss values if the equipment is not returned in working order at the end of the lease term.

In August 2017, the Company entered into a 15 year, 6 month lease agreement, as amended, with a landlord for a new Company headquarters that consists of 88,759 square feet of office space, located in Lawrenceville, New Jersey. The Company determined that the lease qualifies for treatment as an operating lease pursuant to ASC 840. In addition, pursuant to ASC 840, the Company determined that it did not meet any of the requirements of build-to-suit lease accounting and the Company was not considered to be the owner of an asset during the construction period as the Company did not have substantially all of the construction period risks and the respective leasehold improvements were determined to be normal tenant improvements. The Company has incurred and capitalized approximately $5.7 million related to leasehold improvements, furniture and fixtures, and computer equipment as of December 31, 2018, associated with this new leased headquarters facility. Furthermore, as part of the lease, the landlord paid for approximately $5.8 million of costs and related improvements in 2018 to modify the existing space to meet the Company’s requirements in the existing 88,759 square feet of space subject to the lease agreement, as amended. This landlord lease incentive of $5.8 million was recorded as an asset and other long term liability as of the date the lease commenced and is being amortized over the estimated life of 15 years, and the long term liability is being recognized a lease incentive and reducing rent expense over the same period of time.

The lease contains an option to lease up to 61,000 additional square feet, starting six years and six months after lease commencement. In connection with entering into the lease, the Company issued a letter of credit under its Credit Agreement in favor of the landlord in the amount of $2,725 as an additional security deposit.

The term of this lease is 15 years and 6 months subject to early termination if (i) there is not sufficient space for expansion beyond the initial space, starting 6 years and 6 months after lease commencement, which will require an early termination payment that declines from $7.5 million at such date by $650 per year after such date, or (ii) upon advance notice by the Company, at 12 years and 6 months after lease commencement, which will require an early termination payment of $3.6 million. Additionally, the lease contains two extension periods of 5 years each. The lease commenced in June 2018, with a monthly lease rate (excluding taxes and operating expenses) in the initial year of $226, effective after an initial free rent period of six months. The base rent increases each year thereafter up to $281 per month in months 181 through 186 of the lease. The Company is expensing this rent on a straight-line basis over the initial term of the lease, including the free rent period.

Future minimum lease payments under operating and capital leases that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2020 and expire through 2033 are as follows:

Year ending December 31,	Operating Leases	Capital Leases
2021	$4,772	$211
2022	4,667	42
2023	4,433	—
2024	4,107	—
2025	4,166	—
Thereafter	30,848	—
Total minimum lease payments	$52,993	$253
Less amounts representing interest		(7)
Present value of lease payments		246
Less current portion		(204)
Long-term portion of minimum lease payments		$42

Total rent expense for the years ended December 31, 2020, 2019 and 2018 amounted to $5,167, $5,105, and $4,226 respectively.

Purchase Commitments

The Company enters into purchase commitments with certain vendors to secure pricing for paper, envelopes and similar products necessary for its operations. As of December 31, 2020, the balance remaining under such purchase orders approximated $215.

Legal Contingencies, Claims and Assessments

During the normal course of business, the Company is occasionally involved with various claims and litigation. Reserves are established in connection with such matters when a loss is probable and the amount of such loss can be reasonably estimated, including for indemnifications with customers or other parties as a result of contractual agreements.

At December 31, 2020, no material reserves were recorded. No reserves are established for losses which are only reasonably possible. The determination of probability and the estimation of the actual amount of any such loss is inherently unpredictable, and it is therefore possible that the eventual outcome of such claims and litigation could exceed the estimated reserves, if any. Based upon the Company’s experience, current information and applicable law, it does not believe it is reasonably possible that any proceedings or possible related claims will have a material effect on its financial statements.